Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Consolidated Statements Of Operations
Revenues, net	$ 720,810	$ 1,445,269	$ 1,474,784	$ 2,886,885	$ 4,637,644	$ 4,439,324
Cost of goods sold	435,690	1,071,033	927,858	2,130,452	3,368,659	3,226,365
Gross profit	285,120	374,236	546,925	756,433	1,268,985	1,212,959
Operating expenses:
Selling, general and administrative expenses	7,215,933	3,823,085	8,419,563	4,736,957	6,184,062	2,454,906
Loss from operations	(6,930,814)	(3,448,849)	(7,872,637)	(3,980,524)	(4,915,077)	(1,241,947)
Non-operating income (expense):
Other income	1,867	1,451	3,098	5,101
Interest expense	(735,196)	(460,102)	(1,319,800)	(741,480)	(1,418,754)	(2,077,900)
Warrant Expense		3,195	(55,278)	25,920	15,742	(15,150)
Change in fair value of derivative liabilities	1,291,168	(2,019,927)	(273,299)	(3,661,418)	(4,040,237)	(525,394)
Stock Based Compensation			6,041,550	5,097,206	4,280,136	(1,038,270)
Amortization of debt discount	(963,407)	(31,591)	(2,118,407)	(59,597)	(1,026,324)	(1,010,329)
Bad Debt						(129,418)
Gain on debt forgiveness		16,649		16,649	(298,510)
Other Income (Expense)	740		740		34,473	14,292
Gain on debt conversion	(184,626)		(184,626)	8,763	295,963
Loss on debt settlement	(232,776)	(94,207)	(382,635)	(255,882)	(432,495)	(44,607)
Loss on Impairment						(65,625)
Loss on asset disposal			7,000		(5,242)	(166,693)
Total non-operating income (expense)	(823,710)	(2,584,531)	(1,909,438)	(4,661,909)	(7,314,073)	(5,054,444)
Income Tax Expense
Net income (loss)	$ (7,754,524)	$ (6,033,380)	$ (9,782,075)	$ (8,642,433)	$ (12,229,151)	$ (6,296,390)
Basic net income (loss) per share	$ (0.04)	$ (0.02)	$ (0.01)	$ (0.03)
Diluted net income (loss) per share	(0.04)	(0.02)	(0.01)	(0.03)
Weighted average shares basic and diluted					(0.02)	(0.03)
Weighted average basic and diluted loss per common share	$ 191,886,785	$ 393,670,334	$ 880,355,944	$ 33,002,294	$ 496,507,241	$ 242,058,522